Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM

Commercial Mortgage Pass-Through Certificates, Series 2016-ATRM

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

15 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.
JPMorgan Chase Bank, National Association
J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM Commercial Mortgage Pass-Through Certificates, Series 2016-ATRM (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Copies of various source documents (the “Source Documents”) which are listed on Exhibit 1 to Attachment A,

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion

A member firm of Ernst & Young Global Limited

as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loan,

iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 January 2016

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM (the “Issuing Entity”) that will be established by the Depositor,

b.	The assets of the Issuing Entity will consist primarily of a promissory note issued by eight special purpose entities (collectively, the “Borrowers”) evidencing a fixed rate loan (the “Mortgage Loan”),

c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the Borrowers’ fee and leasehold and the operating lessees’ leasehold interests in twenty-seven full service hotel properties and three limited service hotel properties (collectively, the “Properties”) and

d.	The Mortgage Loan has a related senior fixed rate mezzanine loan (the “Mezzanine A Loan”) and a related junior fixed rate mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loan, the “Mezzanine Loans”).

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 1 February 2016 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the instructions, qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and

ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, as applicable, both as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Term and

ii.	Mezz Loans Term

of the Mortgage Loan and Mezzanine Loans, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Seasoning,

b.	Mortgage Loan Term, and

c.	Mezz Loans Term

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and

ii.	Remaining Mezz Loans Term to Maturity

of the Mortgage Loan and Mezzanine Loans, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	With respect to the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, the loan agreement, mezzanine A loan agreement and mezzanine B loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire term. Based on this information, the Depositor instructed us to:

a.	Use “NAP” for the:

i.	Mortgage Loan Amortization Term,

ii.	Mezz Loans Amortization Term,

iii.	Remaining Mortgage Loan Amortization Term and

iv.	Remaining Mezz Loans Amortization Term

characteristics on the Final Data File,

b.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:

i.	The principal balance of the Mortgage Loan and each Property as of the Cut-off Date (the “Closing Date Allocated Mortgage Loan Amount ($)”) and

ii.	The principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”),

c.	Use the “Original Allocated Mezzanine A Loan Balance” of the Mezzanine A Loan and each Property, as shown on the Final Data File, as:

i.	The principal balance of the Mezzanine A Loan and each Property as of the Cut-off Date (the “Closing Date Allocated Mezzanine A Loan Amount ($)”) and

ii.	The principal balance of the Mezzanine A Loan and each Property as of the “Maturity Date” of the Mezzanine A Loan (the “Maturity Allocated Mezzanine A Loan Balance”),

d.	Use the “Original Allocated Mezzanine B Loan Balance” of the Mezzanine B Loan and each Property, as shown on the Final Data File, as:

i.	The principal balance of the Mezzanine B Loan and each Property as of the Cut-off Date (the “Closing Date Allocated Mezzanine B Loan Amount ($)”) and

ii.	The principal balance of the Mezzanine B Loan and each Property as of the “Maturity Date” of the Mezzanine B Loan (the “Maturity Allocated Mezzanine B Loan Balance”),

e.	Use the “Mortgage Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File and

f.	Use the “Mezz Loans Term” of the Mezzanine Loans, as shown on the Final Data File, for the “Mezz Loans IO Period” characteristic on the Final Data File.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

8.	Using the “Closing Date Allocated Mortgage Loan Amount ($)” of each Property, as shown on the Final Data File, we recalculated the “Percentage of Closing Date Allocated Mortgage Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	Original Allocated Mortgage Loan Balance,

b.	Original Allocated Mezzanine A Loan Balance,

c.	Original Allocated Mezzanine B Loan Balance,

d.	Closing Date Allocated Mortgage Loan Amount ($),

e.	Closing Date Allocated Mezzanine A Loan Amount ($),

f.	Closing Date Allocated Mezzanine B Loan Amount ($),

g.	Maturity Allocated Mortgage Loan Balance,

h.	Maturity Allocated Mezzanine A Loan Balance and

i.	Maturity Allocated Mezzanine B Loan Balance

of the Mortgage Loan, Mezzanine A Loan, Mezzanine B Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,

ii.	Current Allocated Total Debt Balance and

iii.	Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a.	Original Allocated Mortgage Loan Balance,

b.	Original Allocated Mezzanine A Loan Balance,

c.	Original Allocated Mezzanine B Loan Balance,

d.	Mortgage Rate,

e.	Mezzanine A Rate,

f.	Mezzanine B Rate,

g.	Mortgage Accrual Basis and

h.	Mezz Accrual Basis

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 10., we recalculated the:

i.	Monthly Mortgage Debt Service,

ii.	Annual Mortgage Debt Service,

iii.	Mezz A Debt Service and

iv.	Mezz B Debt Service

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the product of the:

i.	Original Allocated Mortgage Loan Balance and

ii.	Mortgage Rate

of the Mortgage Loan, both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of the:

i.	Original Allocated Mortgage Loan Balance and

ii.	Mortgage Rate

of the Mortgage Loan, both as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezz A Debt Service” of the Mezzanine A Loan as the product of:

i.	The “Original Allocated Mezzanine A Loan Balance” of the Mezzanine A Loan, as shown on the Final Data File,

ii.	The “Mezzanine A Rate” of the Mezzanine A Loan, as shown on the Final Data File and

iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezz B Debt Service” of the Mezzanine B Loan as the product of:

i.	The “Original Allocated Mezzanine B Loan Balance” of the Mezzanine B Loan, as shown on the Final Data File,

ii.	The “Mezzanine B Rate” of the Mezzanine B Loan, as shown on the Final Data File and

iii.	366/360.

11.	Using the:

a.	Annual Mortgage Debt Service,

b.	Mezz A Debt Service and

c.	Mezz B Debt Service

of the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan, respectively, all as shown on the Final Data File, we recalculated the “Annual Total Debt Service” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

12.	Using the:

a.	Closing Date Allocated Mortgage Loan Amount ($),

b.	Maturity Allocated Mortgage Loan Balance,

c.	Annual Mortgage Debt Service,

d.	Appraised Value ($),

e.	Units,

f.	TTM 11/30/2015 NOI ($) and

g.	TTM 11/30/2015 NCF ($)

of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,

ii.	Mortgage Loan TTM NCF DSCR,

iii.	Current Mortgage Loan LTV,

iv.	Maturity Mortgage Loan LTV,

v.	Mortgage Loan TTM NOI DY,

vi.	Mortgage Loan TTM NCF DY and

vii.	Mortgage Loan Allocated Loan Amount per Key ($)

of the Mortgage Loan and, with respect to item vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Mortgage Loan TTM NOI DSCR” and “Mortgage Loan TTM NCF DSCR” to two decimal places and

b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

13.	Using the:

a.	Current Allocated Total Debt Balance,

b.	Maturity Allocated Total Debt Balance,

c.	Annual Total Debt Service,

d.	Appraised Value ($),

e.	Units,

f.	TTM 11/30/2015 NOI ($) and

g.	TTM 11/30/2015 NCF ($)

of the Total Debt associated with the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,

ii.	Total Debt TTM NCF DSCR,

iii.	Current Total Debt LTV,

iv.	Maturity Total Debt LTV,

v.	Total Debt TTM NOI DY,

vi.	Total Debt TTM NCF DY and

vii.	Total Debt Per Key

of the Total Debt associated with the Mortgage Loan and, with respect to item vii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

13. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Total Debt TTM NOI DSCR” and “Total Debt TTM NCF DSCR” to two decimal places and

b.	Round the “Current Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

14.	Using the:

a.	Master Servicing Fee Rate and

b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:

a.	Servicer Fee,

b.	Trustee & Paying Agent Fee and

c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:

a.	Mortgage Rate and

b.	Admin. Fee

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note	18 September 2015

Mezzanine A Promissory Note A-1 (see Note 1)	18 September 2015

Mezzanine A Promissory Note A-2 (see Note 1)	18 September 2015

Mezzanine A Promissory Note A-3 (see Note 1)	18 September 2015

Mezzanine A Promissory Note A-4 (see Note 1)	18 September 2015

Mezzanine B Promissory Note A-1 (see Note 2)	18 September 2015

Mezzanine B Promissory Note A-2 (see Note 2)	18 September 2015

Loan Agreement	18 September 2015

Mezzanine A Loan Agreement	18 September 2015

Mezzanine B Loan Agreement	18 September 2015

Cash Management Agreement	18 September 2015

Settlement Statement	18 September 2015

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Seismic Reports	Various

Ground Leases	Various

Franchise Agreements	Various

STR Reports	Various

Underwriter’s Summary Report	Not Applicable

CapEx Schedule	Various

Pro Forma Title Policies	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Notes:

1.	The mezzanine A promissory note A-1, mezzanine A promissory note A-2, mezzanine A promissory note A-3 and mezzanine A promissory note A-4 Source Documents are hereinafter referred to collectively as the “Mezzanine A Promissory Note.”

2.	The mezzanine B promissory note A-1 and mezzanine B promissory note A-2 Source Documents are hereinafter referred to collectively as the “Mezzanine B Promissory Note.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year of Opening	Appraisal Report
Year of Renovation	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease
Brand	Franchise Agreement
Franchise	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Franchise Agreement Expiration Year	Franchise Agreement
2005 Historical CapEx	CapEx Schedule
2006 Historical CapEx	CapEx Schedule
2007 Historical CapEx	CapEx Schedule
2008 Historical CapEx	CapEx Schedule
2009 Historical CapEx	CapEx Schedule
2010 Historical CapEx	CapEx Schedule
2011 Historical CapEx	CapEx Schedule
2012 Historical CapEx	CapEx Schedule
2013 Historical CapEx	CapEx Schedule
2014 Historical CapEx	CapEx Schedule
2015 YTD CapEx Through 9/15	CapEx Schedule
Historical CapEx	CapEx Schedule
Estimated PIP Cost Upon Relicensing Within Loan Term	CapEx Schedule
Estimated Total PIP Cost Upon Relicensing	CapEx Schedule
2016 Projected PIP	CapEx Schedule
2017 Projected PIP	CapEx Schedule
2018 Projected PIP	CapEx Schedule
2019 Projected PIP	CapEx Schedule
2020 Projected PIP	CapEx Schedule
2021 Projected PIP	CapEx Schedule
2022 Projected PIP	CapEx Schedule

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document

2012 Occupancy Penetration Index	STR Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
TTM Nov 2015 Occupancy Penetration Index	STR Report
2012 ADR Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
TTM Nov 2015 ADR Penetration Index	STR Report
2012 RevPAR Penetration Index	STR Report
2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
TTM Nov 2015 RevPAR Penetration Index	STR Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 2)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Type	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML % (see Note 3)	Seismic Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2007 Rooms Available	Underwriter’s Summary Report
2007 Rooms Occupied	Underwriter’s Summary Report
2008 Rooms Available	Underwriter’s Summary Report
2008 Rooms Occupied	Underwriter’s Summary Report
2009 Rooms Available	Underwriter’s Summary Report
2009 Rooms Occupied	Underwriter’s Summary Report
2010 Rooms Available	Underwriter’s Summary Report
2010 Rooms Occupied	Underwriter’s Summary Report
2011 Rooms Available	Underwriter’s Summary Report
2011 Rooms Occupied	Underwriter’s Summary Report
2012 Rooms Available	Underwriter’s Summary Report
2012 Rooms Occupied	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2013 Rooms Available	Underwriter’s Summary Report
2013 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2014 Rooms Occupied	Underwriter’s Summary Report
TTM Nov 2015 Rooms Available	Underwriter’s Summary Report
TTM Nov 2015 Rooms Occupied	Underwriter’s Summary Report
2007 Occupancy	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report
2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
TTM 11/30/2015 Occupancy	Underwriter’s Summary Report
2007 Average Daily Room Rate ($)	Underwriter’s Summary Report
2008 Average Daily Room Rate ($)	Underwriter’s Summary Report
2009 Average Daily Room Rate ($)	Underwriter’s Summary Report
2010 Average Daily Room Rate ($)	Underwriter’s Summary Report
2011 Average Daily Room Rate ($)	Underwriter’s Summary Report
2012 Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM 11/30/2015 Average Daily RoomRate ($)	Underwriter’s Summary Report
2007 RevPAR ($)	Underwriter’s Summary Report
2008 RevPAR ($)	Underwriter’s Summary Report
2009 RevPAR ($)	Underwriter’s Summary Report
2010 RevPAR ($)	Underwriter’s Summary Report
2011 RevPAR ($)	Underwriter’s Summary Report
2012 RevPAR ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
TTM 11/30/2015 RevPAR ($)	Underwriter’s Summary Report
2007 Rooms Revenue ($)	Underwriter’s Summary Report
2008 Rooms Revenue ($)	Underwriter’s Summary Report
2009 Rooms Revenue ($)	Underwriter’s Summary Report
2010 Rooms Revenue ($)	Underwriter’s Summary Report
2011 Rooms Revenue ($)	Underwriter’s Summary Report
2012 Rooms Revenue ($)	Underwriter’s Summary Report
2013 Rooms Revenue ($)	Underwriter’s Summary Report
2014 Rooms Revenue ($)	Underwriter’s Summary Report
TTM Nov 2015 Rooms Revenue ($)	Underwriter’s Summary Report
2007 Total Revenue ($)	Underwriter’s Summary Report
2008 Total Revenue ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2009 Total Revenue ($)	Underwriter’s Summary Report
2010 Total Revenue ($)	Underwriter’s Summary Report
2011 Total Revenue ($)	Underwriter’s Summary Report
2012 Total Revenue ($)	Underwriter’s Summary Report
2013 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
TTM 11/30/2015 Total Revenue ($)	Underwriter’s Summary Report
2007 Total Expenses ($)	Underwriter’s Summary Report
2008 Total Expenses ($)	Underwriter’s Summary Report
2009 Total Expenses ($)	Underwriter’s Summary Report
2010 Total Expenses ($)	Underwriter’s Summary Report
2011 Total Expenses ($)	Underwriter’s Summary Report
2012 Total Expenses ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
TTM 11/30/2015 Total Expenses ($)	Underwriter’s Summary Report
2007 NOI ($)	Underwriter’s Summary Report
2008 NOI ($)	Underwriter’s Summary Report
2009 NOI ($)	Underwriter’s Summary Report
2010 NOI ($)	Underwriter’s Summary Report
2011 NOI ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
TTM 11/30/2015 NOI ($)	Underwriter’s Summary Report
2007 NCF ($)	Underwriter’s Summary Report
2008 NCF ($)	Underwriter’s Summary Report
2009 NCF ($)	Underwriter’s Summary Report
2010 NCF ($)	Underwriter’s Summary Report
2011 NCF ($)	Underwriter’s Summary Report
2012 NCF ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
TTM 11/30/2015 NCF ($)	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement and Loan Agreement
Monthly Tax Escrow	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
FF&E Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
FF&E Reserves Monthly Deposit Amount	Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Loan Agreement
Upfront PIP Reserve	Settlement Statement and Loan Agreement
Monthly PIP Reserve	Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement
Initial Deferred Maintenance Reserve	Settlement Statement
Initial Ground Rent Reserve	Settlement Statement and Loan Agreement
Monthly Ground Rent Reserve	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Note Date (see Note 5)	Mortgage Loan Promissory Note, Mezzanine A Promissory Note and Mezzanine B Promissory Note
Due Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
First Payment Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Maturity Date (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement and Mortgage Loan Promissory Note
Original Allocated Mezzanine A Loan Balance	Mezzanine A Loan Agreement and Mezzanine A Promissory Note
Original Allocated Mezzanine B Loan Balance	Mezzanine B Loan Agreement and Mezzanine B Promissory Note
Payment Grace Period Event of Default (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Balloon Grace Period Event of Default (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Late Fee (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Rate Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amortization Type (see Note 6)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Mortgage Accrual Basis	Loan Agreement
Mezz Accrual Basis (see Note 7)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Mortgage Rate	Loan Agreement
Mezzanine A Rate	Mezzanine A Loan Agreement
Mezzanine B Rate	Mezzanine B Loan Agreement
Prepayment String	Loan Agreement
Mezzanine Prepayment String (see Note 7)	Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
LockBox (Y/N)	Loan Agreement
Lockbox Type (see Note 8)	Cash Management Agreement and Loan Agreement
Terms/Description of Springing Lockbox (if applicable)	Cash Management Agreement and Loan Agreement
Additional Debt Permitted	Loan Agreement
Additional Debt Type	Loan Agreement

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

Exhibit 2 to Attachment A

Notes: (continued)

2.	For the purpose of comparing the “Appraised Value ($)” characteristic for each Property, the Depositor instructed us to use the “As Is Investment Value in Use” appraisal value of each Property that is shown in the applicable appraisal report Source Document. If an “As Is Investment Value in Use” appraisal value is not available, the Depositor instructed us to use the “As Is Market Value” appraisal value for such Property that is shown in the applicable appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Properties that contained a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.	For the purpose of comparing the “Note Date” characteristic, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the mortgage loan promissory note Source Document, mezzanine A promissory note Source Document and mezzanine B promissory note Source Document, respectively.

6.	For the purpose of comparing the:

a.	Due Date,

b.	First Payment Date,

c.	Maturity Date,

d.	Payment Grace Period Event of Default,

e.	Payment Grace Period Event of Late Fee,

f.	Balloon Grace Period Event of Default,

g.	Balloon Grace Period Event of Late Fee,

h.	Rate Type and

i.	Amortization Type

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Mezzanine A Loan and Mezzanine B Loan that is shown in the loan agreement Source Document, mezzanine A loan agreement Source Document and mezzanine B loan agreement Source Document, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:

a.	Mezz Accrual Basis and
b.	Mezzanine Prepayment String

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mezzanine A Loan and Mezzanine B Loan that is shown in the mezzanine A loan agreement Source Document and mezzanine B loan agreement Source Document, respectively.

8.	For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the cash management agreement and loan agreement Source Documents require the borrower to deliver:

a.	Tenant direction letters to all tenants under leases directing them to deliver all rents payable thereunder directly to the applicable lockbox account and

b.	Notices to each of the credit card companies or credit card clearing banks with which the Borrowers or the property manager have entered into merchant’s agreements to deliver all receipts payable with respect to the related Property directly to the applicable lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Property Name
Property Name Edited
2010 Occupancy Penetration Index
2011 Occupancy Penetration Index
2010 ADR Penetration Index
2011 ADR Penetration Index
2010 RevPAR Penetration Index
2011 RevPAR Penetration Index
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:

We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.